Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current Assets Held For Sale
Reversal of provision for losses in other value and asset	R$ 109	R$ 48	R$ 77
Sale of assets received in the credit recovery processes with customers	R$ 85	R$ 101
Sale of assets received in the recovery of credits with clients			24
Constitution of a provision for losses in other values and assets			R$ 49